Voya US Stock Index Portfolio Investment Objectives and Goals - Voya US Stock Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya U.S. Stock Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return.